Short-Term Bank Loan	12 Months Ended
Dec. 31, 2018
Short-Term Bank Loan [Abstract]
Short-term Bank Loan

NOTE 7 - Short-term Bank Loan

The Company has an unsecured short-term bank credit line of $10,000, which matured on June 14, 2018, from a local bank with an annual interest rate of 4.75%. The Company repaid the bank loan in full on May 24, 2018.